Other provisions (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Maturities of provisions	$ 5,252,629	$ 2,718,299	$ 3,036,098
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	2,753,316	325,331	496,302
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	2,499,313	2,392,968	$ 2,539,796
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	2,461,549	2,500,727
Not later than one year [member] | Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	217,491	256,669
Not later than one year [member] | Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	2,244,058	2,244,058
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	831,395	193,901
Later than one year and not later than five years [member] | Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	576,140	44,991
Later than one year and not later than five years [member] | Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	255,255	148,910
Later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	1,959,685	23,671
Later than five years [member] | Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions	1,959,685	23,671
Later than five years [member] | Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Maturities of provisions